Acquisitions (Details 3) - USD ($)	Nov. 30, 2017	Jul. 01, 2017	Feb. 28, 2017	Feb. 29, 2016
Common stock	$ 677,218		$ 526,060	$ 414,615
Total Purchase Price	$ 67,500		$ 67,500
Comencia, Inc. Acquisition [Member]
Common stock		$ 750,000
Total Purchase Price		$ 750,000